Equity Based Compensation (Details)	3 Months Ended
Mar. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 0
Specified Member Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the award as of the modification dates or grant date	5,618,552
Non-Employees Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the award as of the modification dates or grant date	$ 48,061,841